Schedule of maturity of financial liabilities (Details) - GBP (£)	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade payables	£ 953,855
Convertible loan	409,682
Other payables	1,540,677	£ 1,276,694
Financial liabilities	2,904,214	2,814,981
Trade payables		882,364
Convertible loan		655,923
Carrying amounts [member]
IfrsStatementLineItems [Line Items]
Trade payables	953,855
Convertible loan	409,682
Other payables	1,540,677	1,276,694
Financial liabilities	2,904,214	2,814,981
Trade payables		882,364
Convertible loan		655,923
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Trade payables	953,855
Convertible loan	409,682
Other payables	1,062,850	705,976
Financial liabilities	2,426,387	2,244,263
Trade payables		882,364
Convertible loan		655,923
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade payables
Convertible loan
Other payables	477,827	570,718
Financial liabilities	477,827	570,718
Trade payables
Convertible loan
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Trade payables
Convertible loan
Other payables
Financial liabilities
Trade payables
Convertible loan
Two years before reporting year [member]
IfrsStatementLineItems [Line Items]
Trade payables
Convertible loan
Other payables
Financial liabilities
Trade payables
Convertible loan